Goldman Sachs Short Duration Government Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	73 Months Ended	92 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofAML Two-Year U.S.Treasury Note Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	1.42%		2.00%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	0.83%	2.11%	2.11%	2.11%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.15%		1.86%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	0.19%		0.92%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	0.46%		1.02%